Organization Consolidation and Presentation of Financial Statements	6 Months Ended
Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned subsidiaries (collectively, the “Company”). Costamare was formed on April 21, 2008, under the laws of the Republic of the Marshall Islands.

Costamare was incorporated as part of a reorganization to acquire the ownership interest in 53 ship-owning companies owned by the Konstantakopoulos family (Vasileios Konstantakopoulos and his three sons Messrs. Konstantinos Konstantakopoulos, Achillefs Konstantakopoulos and Christos Konstantakopoulos, together the “Family”). The reorganization was completed in November 2008. On November 4, 2010, Costamare completed its initial public offering (“Initial Public Offering”) in the United States under the United States Securities Act of 1933, as amended (the “Securities Act”). On March 27, 2012 and on October 19, 2012, the Company completed two follow-on public offerings in the United States under the Securities Act and issued 7,500,000 shares and 7,000,000 shares, respectively, par value $0.0001, at a public offering price of $14.10 per share and $14.00 per share, respectively, increasing the issued share capital to 74,800,000 shares. On March 31, 2015 and on June 30, 2015, the Company issued 149,600 shares and 149,600 shares, respectively, to Costamare Shipping Company S.A. (Note 3) pursuant to the amended and restated group management agreement, increasing the issued share capital to 75,099,200 shares. At June 30, 2015, members of the Family owned, directly or indirectly, approximately 64.9% of the outstanding common shares, in the aggregate. Furthermore, on August 7, 2013, the Company completed a public offering of 2,000,000 shares of its 7.625% Series B Cumulative Redeemable Perpetual Preferred Stock (the “Series B Preferred Stock”), par value $0.0001, at a public offering price of $25.00 per share, on January 21, 2014, the Company completed a public offering of 4,000,000 shares of its 8.50% Series C Cumulative Redeemable Perpetual Preferred Stock (the “Series C Preferred Stock”), par value $0.0001, at a public offering price of $25.00 per share and on May 13, 2015, the Company completed a public offering of 4,000,000 shares of its 8.75% Series D Cumulative Redeemable Perpetual Preferred Stock (the “Series D Preferred Stock”), par value $0.0001, at a public offering price of $25.00 per share.

As of December 31, 2014 and June 30, 2015, the Company owned and/or operated a fleet of 55 container vessels with a total carrying capacity of approximately 320,407 TEU, through wholly-owned subsidiaries incorporated in the Republic of Liberia. The Company provides worldwide marine transportation services by chartering its container vessels to some of the world’s leading liner operators under long, medium and short-term time charters.

At June 30, 2015, Costamare had 92 wholly-owned subsidiaries, all incorporated in the Republic of Liberia, except for five incorporated in the Republic of the Marshall Islands.

On October 2, 2014, Costamare Partners LP (the “MLP”), a Marshall Islands limited partnership and a wholly owned subsidiary of the Company, filed a Registration Statement on Form F-1 with the SEC (which registration statement was subsequently amended and re-filed on October 23, 2014, November 12, 2014, January 30, 2015, June 8, 2015 and June 26, 2015) for the initial public offering of common units representing limited partnership interests (the “common units”) in the MLP. The number of common units to be offered and the price range for the offering have not yet been finally determined. The proceeds from the offering are expected to be used principally to reduce indebtedness and for general partnership purposes, with the remainder to be distributed to the Company. If the offering is completed, the Company expects to contribute to the MLP a 100% interest in the entities which own four of the Company’s existing container vessels. Following the offering, the MLP will remain a consolidated subsidiary of the Company as the Company will retain a majority of the MLP’s total equity interests and, through a subsidiary, act as its general partner. Completion of the initial public offering is subject to further authorization of the board of directors of the Company, as well as completion of the SEC review process.

Revenues for the six month periods ended June 30, 2014 and 2015, derived from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues) were as follows:

	2014	2015
A	27%	25%
B	28%	31%
C	14%	13%
D	19%	18%
Total	88%	87%

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") and applicable rules and regulations of the Securities and Exchange Commission ("SEC") for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for annual financial statements. These statements and the accompanying notes should be read in conjunction with the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2014, filed with the SEC on March 5, 2015.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the Company's annual consolidated financial statements and, in the opinion of management, reflect all adjustments, consisting of only normal recurring adjustments, considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2015, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2015.